SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Summary of useful lives of property and equipment

Property	20 years
Office equipment	5 years
Electronic equipment	3 years
Leasehold improvement	Shorter of useful life or lease term

Summary of disaggregation of revenue

	For the Years Ended
	December 31,
	2021	2020	2019
Nature of Revenue:
Rebates and incentives offered by publishers	$3,663,168	$9,430,758	$15,953,148
Net fees from advertisers	248,392	2,480,471	1,893,752
Total	$3,911,560	$11,911,229	$17,846,900

Category of Revenue:
SEM services	$2,449,120	$8,165,614	$8,432,232
Non-SEM services	1,462,440	3,745,615	9,414,668
Total	$3,911,560	$11,911,229	$17,846,900

Summary of currency exchange rates

	December 31,	December 31,
	2021	2020
Year-end spot rate	6.3726	6.5250

	For the Years Ended
	December 31,
	2021	2020	2019
Average rate	6.4508	6.9042	6.9088